Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

(14) Commitments and Contingencies

(a)	Leases

The Company has entered into several operating leases for office space. Rent expense amounted to $3,432, $1,213 and $1,614 during 2017, 2016 and 2015, respectively.

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2017 were as follows:

Operating leasing
Year ending December 31:
2018	$2,104
2019	2,156
2020	2,113
2021	2,053
2022 and thereafter	11,212
Total	$19,638

(b)	Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under the Company’s TMCL II Secured Debt Facility, TMCL IV Secured Debt Facility, TW Credit Facility, TAP Funding Revolving Credit Facility, 2013-1 Bonds, 2014-1 Bonds, 2017-1 Bonds and 2017-2 Bonds. In addition, TL is required under its credit facilities to maintain a $10,000 cash balance. The total balance of these restricted cash accounts was $99,675 and $58,078 as of December 31, 2017 and 2016, respectively.

(c)	Container Commitments

At December 31, 2017, the Company had placed orders with manufacturers for containers to be delivered subsequent to December 31, 2017 in the total amount of $244,990.